Subsequent Events (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended
	Feb. 09, 2022 USD ($)	Jan. 11, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Subsequent Event
Preferred Stock, Redemption Price Per Share | $ / shares					$ 25.50
Series K
Subsequent Event
Preferred Stock, Redemption Price Per Share | $ / shares					$ 25
Forecast | Series K
Subsequent Event
Preferred Stock, Redemption Price Per Share | $ / shares				$ 25.00
Aitken Creek Facilities | Forecast
Subsequent Event
Proceeds from sale of equity method investments			$ 234
Subsequent Event
Subsequent Event
Proceeds from sale of project	$ 15
Subsequent Event | Subordinated Notes, Series 1, Due 2082
Subsequent Event
Debt face amount		$ 300
Debt instrument, stated rate (as a percent)		5.25%
Proceeds from debt issuance		$ 66
Debt instrument term (years)		10 years